Equity (Tables)	12 Months Ended
Jun. 30, 2024
Equity [Abstract]
Schedule of Capital (Number of Shares)	Capital (number of shares)
	Number of shares
	6/30/2024		6/30/2023

Cresud	35,138,225	34.2%	37,480,425	36.6%
Charles River Capital	10,929,540	10.6%	7,767,653	7.6%
Elie Horn	6,098,269	5.9%	5,998,269	5.9%
Officers	859,339	0.8%	309,303	0.3%
Treasury	3,067,987	3.0%	3,571,179	3.5%
Other	46,590,084	45.4%	47,250,179	46.2%
Total shares of paid-up capital	102,683,444	100%	102,377,008	100%
Total outstanding shares	63,617,893		61,016,101

Schedule of Capital Increase and Equity Increase	The transaction was conducted via transfer of shares and generated a difference between capital increase and equity increase that gave rise to the reserve. Such accounting reserve was created because the capital increase was calculated based on the shareholders’ equity of Agrifirma Holding (company merged in the process) as at June 30, 2019, while the equity increase considered only one of the three share classes involved in the agreement (Unrestricted shares). The other two classes of shares that compose the price were classified under liabilities (Note 19).
	Number of shares	Amount
Unrestricted shares	4,402,404	97,569
Restricted shares	812,981	18,018
Shares issued in the initial exchange ratio / Capital increase	5,215,385	115,587

Unrestricted shares (final exchange ratio) / Capital increase	4,044,654	82,021

Reserve of goodwill on share issue		(33,566)
Return of shares – Acquisition of Agrifirma		35,188
		1,622

Schedule of Dividends	The appropriation of net income is as follows:
	2024	2023
Income for the year	226,867	268,536
(-) Constitution of legal reserve (5% of net income)	(11,343)	(13,427)
Adjusted profit for the year	215,524	255,109

(-) Mandatory minimum dividends - 25% of adjusted net income	(53,881)	(63,777)
(-) Additional dividends proposed	(101,119)	(191,332)

Proposed dividends	(155,000)	(255,109)

(-) Additional dividends proposed on profit reserve	-	(64,891)
Total dividends	(155,000)	(320,000)

Constitution of reserve for investments and expansion	60,524	-

Total shares of paid up capital (per thousand shares)	102,683	102,377
(-) Treasury shares (per thousand shares)	(3,068)	(3,571)
(=) Outstanding shares (per thousand shares)	99,615	98,806

Dividend per share (R$)	1.51	3.24

Schedule of Changes in Treasury Shares	Changes in treasury shares in the year are as follows:
Treasury shares	Number of shares	Amount (R$)
At June 30, 2022	3,533,498	49,761
Return of shares – Agreement of Agrifirma	37,681	1,046
At June 30, 2023	3,571,179	50,807
Transfer of shares – ILPA Plan	(503,192)	(7,159)
At June 30, 2024	3,067,987	43,648